COMMITMENTS AND CONTINGENCIES (Details 1) (USD $)	Sep. 30, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES [Line Items]
2014	$ 10,000	$ 10,000
2015	10,000	10,000
2016	20,000	20,000
2017	25,000	25,000
2018	25,000	25,000
Thereafter	117,500	117,500
Total	$ 207,500	$ 207,500